LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASE
Schedule of supplemental balance sheet information related to the operating lease for

	The Years Ended December 31,
	2021	2020
Right-of-use assets	$24,613	$119,429
Lease payment liability- current	—	103,396
Total lease payment liability	$—	$103,396

Schedule of remaining lease terms and discount rates

Remaining lease term (years)	0.25
Discount rate	4.75%

Summary of lease expense

For the Year Ended December 31, 2021
Operating lease cost	$97,294
Short-term lease cost	—
Total	$97,294